RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 20, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2023	Dec. 06, 2022
Related Party Transaction [Line Items]
Management fees paid to shareholder		$ 300	$ 100	$ 600	$ 200
Rent expense paid to shareholder		$ 13		$ 26
Working capital loan amount	$ 400
PIPE Financing
Related Party Transaction [Line Items]
Payoff convertible promissory notes issued								$ 2,100	$ 2,100
Shareholder
Related Party Transaction [Line Items]
Payments for management fees						$ 400	$ 300
Payments for rent						51	300
Payments for tools						$ 4	$ 25